Borrowing Arrangements - Convertible Promissory Notes (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jun. 19, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Borrowing Arrangements
Interest expense			$ 93
Convertible Notes Payable
Borrowing Arrangements
Aggregate principal amount	$ 5,000
Interest rate	8.00%
Conversion price defined as percentage of next equity price per share	70.00%			70.00%
Interest expense		$ 200	$ 200	$ 400	$ 220